Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Schedule of trade and other receivables

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Trade receivables	407,975	491,018	399,200
Allowance on doubtful trade receivables	(1,335)	(1,491)	(41,976)
	406,640	489,527	357,224
Other receivables and refundable deposits	209,668	156,295	142,622
	616,308	645,822	499,846

Schedule of aged analysis of trade receivables

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Within 30 days	148,131	274,087	177,542
31–60 days	187,623	179,453	151,377
Over 60 days	72,221	37,478	70,281
Total trade receivables	407,975	491,018	399,200

Schedule of movement in the allowance for doubtful debts

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of the year	1,491	41,976	42,014
Addition in allowance on doubtful trade receivables	301	201	528
Amounts written off during the year as uncollectible	(19)	(39,083)	(25)
Reversal of allowance on doubtful trade receivables	(438)	(1,603)	(541)
Balance at end of the year	1,335	1,491	41,976

Past due but not impaired
Trade and other receivables
Schedule of aged analysis of trade receivables

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Neither past due nor impaired	331,469	444,145	312,479
Past due but not impaired
Within 30 days	62,267	34,872	39,737
31–60 days	9,583	8,875	3,534
Over 60 days	3,321	1,635	1,474
Total carrying amount	406,640	489,527	357,224
Average overdue days	26	27	23